Financial income - Additional information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial income expense
Interest income relates to the USD term accounts	€ 600,000		€ 1,000,000.0
Exchange differences	€ 222,000	€ 4,561,000	€ 430,000	€ 6,090,000